Note 20 - Other Non Current Liabilities (Details) - Other Non-Current Liabilities Repayment Schedule (USD $)	Mar. 31, 2014	Dec. 31, 2013
Tranche A [Member]
Debt Instrument [Line Items]
2014		$ 800
2015	800,000	800
2016	800,000	800
2017	1,500,000	1,500
	3,750,000	3,900
Tranche B [Member]
Debt Instrument [Line Items]
2017	806,000	806
	$ 806,000	$ 806